SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
share based payments	$ 615,782	$ 53,567
Total	1,140,835	461,271
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Salary	51,381	122,910
Research and development [member]
IfrsStatementLineItems [Line Items]
Consulting	32,148	30,488
Professional fees [member]
IfrsStatementLineItems [Line Items]
Consulting	42,933	40,963
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salary	$ 398,591	$ 213,343